NON-CURRENT ASSETS HELD FOR SALE - Foreclosed Assets, Leasing Agreements, Other (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	$ 92,830	$ 208,426
Foreclosed assets [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	62,976	154,763
Foreclosed assets [member] | Movable Property
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	2,245	3,767
Foreclosed assets [member] | Residential Real Estates
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	23,802	55,850
Foreclosed assets [member] | Other real estate
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	36,929	95,146
Assets Received From Leasing Agreements [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	5,025	22,979
Assets Received From Leasing Agreements [Member] | Machinery [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale		140
Assets Received From Leasing Agreements [Member] | Vehicles [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	134	2,678
Assets Received From Leasing Agreements [Member] | Real estate
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	4,891	20,161
Other Non-Current Assets Held For Sale [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	24,829	30,684
Other Non-Current Assets Held For Sale [Member] | Land
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	3,023	5,816
Other Non-Current Assets Held For Sale [Member] | Vehicles [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale		360
Other Non-Current Assets Held For Sale [Member] | Real estate
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	19,911	24,049
Other Non-Current Assets Held For Sale [Member] | Other property, plant and equipment
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	1,895	459
Non-current assets held for sale [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	$ 92,830	$ 208,426	$ 240,412	$ 206,193